Lease (Tables)	6 Months Ended
Jun. 30, 2025
Lease [Abstract]
Schedule of quantitative information about right-of-use assets
Changes in right-of-use assets and lease liabilities for the six months ended June 30, 2025 and 2024 are as follows (in thousands):

	Right-of-use assets	Lease liabilities
	Office
Balance at January 1, 2025	$4,308	$4,673
Depreciation	(576)	—
Interest expense relating to lease liabilities	—	118
Payments of lease liabilities	—	(665)
Translation differences	214	214
Balance at June 30, 2025	$3,946	$4,340

	Right-of-use assets	Lease liabilities
	Office
Balance at January 1, 2024	$7,071	$7,577
Acquisitions	1,069	891
Depreciation	(1,244)	—
Interest expense relating to lease liabilities	—	210
Payments of lease liabilities	—	(1,395)
Translation differences	(343)	(467)
Balance at June 30, 2024	$6,553	$6,816

Schedule of quantitative information about lease liabilities
Changes in right-of-use assets and lease liabilities for the six months ended June 30, 2025 and 2024 are as follows (in thousands):

	Right-of-use assets	Lease liabilities
	Office
Balance at January 1, 2025	$4,308	$4,673
Depreciation	(576)	—
Interest expense relating to lease liabilities	—	118
Payments of lease liabilities	—	(665)
Translation differences	214	214
Balance at June 30, 2025	$3,946	$4,340

	Right-of-use assets	Lease liabilities
	Office
Balance at January 1, 2024	$7,071	$7,577
Acquisitions	1,069	891
Depreciation	(1,244)	—
Interest expense relating to lease liabilities	—	210
Payments of lease liabilities	—	(1,395)
Translation differences	(343)	(467)
Balance at June 30, 2024	$6,553	$6,816